Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000010069
Average Annual Return [Line Items]
Average Annual Return, Percent	16.90%	8.14%		6.87%
Without Sales Load [Member] | C000174348
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%	5.30%		4.92%
Without Sales Load [Member] | C000174351
Average Annual Return [Line Items]
Average Annual Return, Percent	18.66%	7.83%		7.30%
Without Sales Load [Member] | C000157689
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%	4.42%	5.57%
Without Sales Load [Member] | C000174347
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	5.33%		5.00%
Without Sales Load [Member] | C000010071
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%	5.89%		5.87%
Without Sales Load [Member] | C000174353
Average Annual Return [Line Items]
Average Annual Return, Percent	9.66%	4.85%	5.90%
Without Sales Load [Member] | C000174337
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%	8.49%		7.13%
Without Sales Load [Member] | C000010077
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	5.84%		5.18%
Without Sales Load [Member] | C000174354
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%	4.79%	5.91%
Without Sales Load [Member] | C000174338
Average Annual Return [Line Items]
Average Annual Return, Percent	17.13%	8.40%		7.15%
Without Sales Load [Member] | C000174339
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%	6.12%		6.04%
Without Sales Load [Member] | C000174346
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%	6.24%		5.49%
Without Sales Load [Member] | C000010072
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%	9.86%		8.38%
Without Sales Load [Member] | C000099971
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%	2.49%		2.34%
Without Sales Load [Member] | C000174340
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%	6.10%		6.08%
Without Sales Load [Member] | C000174345
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%	6.23%		5.53%
Without Sales Load [Member] | C000174350
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	2.87%		2.62%
Without Sales Load [Member] | C000174342
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%	10.28%		8.66%
Without Sales Load [Member] | C000010070
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%	3.12%		2.99%
Without Sales Load [Member] | C000112985
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%	7.42%		6.95%
Without Sales Load [Member] | C000174349
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%	2.79%		2.63%
Without Sales Load [Member] | C000174341
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	10.23%		8.68%
Without Sales Load [Member] | C000176586
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	3.49%		3.24%
Without Sales Load [Member] | C000173654
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%	2.51%		1.82%
Without Sales Load [Member] | C000174352
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%	7.89%		7.27%
Without Sales Load [Member] | C000010078
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%	4.89%		4.62%
Without Sales Load [Member] | C000169633
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%	3.43%		3.25%
Without Sales Load [Member] | C000253095
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%	2.51%		1.82%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.43%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.43%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.43%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.05%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent	9.78%	5.45%		6.01%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.06%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	6.40%	3.88%	4.89%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent	9.78%	5.45%		6.01%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent	13.93%	10.34%		9.68%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	11.54%	7.40%		7.82%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	6.40%	3.88%	4.89%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.05%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.05%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	6.40%	3.88%	4.89%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.05%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent	13.93%	10.34%		9.68%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	11.54%	7.40%		7.82%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.05%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	12.50%	8.25%		8.55%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent	5.32%	2.49%		1.75%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent	13.93%	10.34%		9.68%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	11.54%	7.40%		7.82%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.05%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent	5.32%	2.49%		1.75%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	12.50%	8.25%		8.55%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	3.57%	1.69%		2.86%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.06%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent	5.32%	2.49%		1.75%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	12.50%	8.25%		8.55%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	3.57%	1.69%		2.86%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	8.27%	5.37%		6.06%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent	9.78%	5.45%		6.01%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	3.57%	1.69%		2.86%